STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income
Interest income	$ 10,441	$ 20,309
Other income	131,602	75,693
Total income	142,043	96,002
Share of income from operating limited partnerships	6,548,180	2,581,396
Expenses
Professional fees	182,269	165,859
Partnership management fee	566,582	742,295
General and administrative expenses	126,168	145,480
Operating expenses	875,019	1,053,634
NET INCOME (LOSS)	5,815,204	1,623,764
Net income (loss) allocated to general partner	58,152	16,238
Net income (loss) allocated to limited partners	5,757,052	1,607,526
Net income (loss) per BAC (in dollars per share)	$ 0.26	$ 0.07
Series Fifteen [Member]
Income
Interest income	379	648
Other income	2,505	856
Total income	2,884	1,504
Share of income from operating limited partnerships	20,746	40,762
Expenses
Professional fees	34,632	33,804
Partnership management fee	81,966	133,941
General and administrative expenses	24,302	27,257
Operating expenses	140,900	195,002
NET INCOME (LOSS)	(117,270)	(152,736)
Net income (loss) allocated to general partner	(1,173)	(1,527)
Net income (loss) allocated to limited partners	(116,097)	(151,209)
Net income (loss) per BAC (in dollars per share)	$ (0.03)	$ (0.04)
Series Sixteen [Member]
Income
Interest income	575	762
Other income	10,452	1,637
Total income	11,027	2,399
Share of income from operating limited partnerships	791,031	149,074
Expenses
Professional fees	49,958	43,914
Partnership management fee	213,462	240,696
General and administrative expenses	30,067	32,785
Operating expenses	293,487	317,395
NET INCOME (LOSS)	508,571	(165,922)
Net income (loss) allocated to general partner	5,086	(1,659)
Net income (loss) allocated to limited partners	503,485	(164,263)
Net income (loss) per BAC (in dollars per share)	$ 0.09	$ (0.03)
Series Seventeen [Member]
Income
Interest income	2,399	796
Other income	36,098	11,427
Total income	38,497	12,223
Share of income from operating limited partnerships	5,708,385	336,562
Expenses
Professional fees	30,477	35,656
Partnership management fee	131,355	196,681
General and administrative expenses	26,811	30,472
Operating expenses	188,643	262,809
NET INCOME (LOSS)	5,558,239	85,976
Net income (loss) allocated to general partner	55,582	860
Net income (loss) allocated to limited partners	5,502,657	85,116
Net income (loss) per BAC (in dollars per share)	$ 1.10	$ 0.02
Series Eighteen [Member]
Income
Interest income	309	436
Other income	82,433	51,933
Total income	82,742	52,369
Share of income from operating limited partnerships	28,018	859,438
Expenses
Professional fees	27,175	27,441
Partnership management fee	83,347	177,773
General and administrative expenses	21,632	25,195
Operating expenses	132,154	230,409
NET INCOME (LOSS)	(21,394)	681,398
Net income (loss) allocated to general partner	(214)	6,814
Net income (loss) allocated to limited partners	(21,180)	674,584
Net income (loss) per BAC (in dollars per share)	$ (0.01)	$ 0.19
Series Nineteen [Member]
Income
Interest income	6,779	17,667
Other income	114	9,840
Total income	6,893	27,507
Share of income from operating limited partnerships	0	1,195,560
Expenses
Professional fees	40,027	25,044
Partnership management fee	56,452	(6,796)
General and administrative expenses	23,356	29,771
Operating expenses	119,835	48,019
NET INCOME (LOSS)	(112,942)	1,175,048
Net income (loss) allocated to general partner	(1,129)	11,750
Net income (loss) allocated to limited partners	$ (111,813)	$ 1,163,298
Net income (loss) per BAC (in dollars per share)	$ (0.03)	$ 0.29